Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue

31 Revenue

(i) Revenue streams

The Group generates revenue primarily from the sale of leather and fabric upholstered furniture and home furnishing accessories to its customers. Other sources of revenue include sale of polyurethane foam, sale of leather-by products, sale of Natuzzi Display System and sale of Service Type Warranty.

Therefore, all the Group’s revenue is related to revenue from contracts with customers.

(ii) Disaggregation of revenue from contracts with customers

In the following tables, revenue from contracts with customers are disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

Types of goods	2022	2021	2020
Sale of upholstery furniture	398,768	373,936	280,210
Sale of home furnishing accessories	54,478	39,803	33,325
Sale of polyurethane foam	5,208	7,660	6,848
Sale of other goods	10,033	5,976	7,960
Total	468,487	427,375	328,343

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

Geographical markets	2022	2021	2020
Europe, Middle East and Africa	215,596	197,584	165,025
Americas	165,453	157,373	99,383
Asia-Pacific	87,438	72,418	63,935
Total	468,487	427,375	328,343

Geographical location of customers	2022	2021	2020
United States of America	119,749	117,012	73,676
Italy	61,284	53,157	46,269
China	59,358	48,857	38,339
United Kingdom	55,300	45,864	36,463
Spain	16,037	15,864	13,039
Brazil	15,544	14,166	8,641
Canada	15,033	13,127	9,233
Mexico	10,594	7,509	4,829
Australia	9,864	6,335	6,867
Belgium	8,084	9,250	7,281
South Korea	6,150	7,574	7,151
Israel	5,804	5,236	3,997
Other countries (none greater than 5%)	85,686	83,424	67,238
Total	468,487	427,375	328,343

Distribution channels	2022	2021	2020
Wholesale (distributors and retailers)	386,421	359,021	274,070
Directly operated stores (end consumers)	82,066	68,354	54,273
Total	468,487	427,375	328,343

Brands	2022	2021	2020
Natuzzi Editions	213,481	203,849	152,452
Natuzzi Italia	191,624	156,977	115,155
Private label	48,141	52,922	45,928
Other	15,241	13,627	14,808
Total	468,487	427,375	328,343

Timing of revenue recognition	2022	2021	2020
Goods transferred at a point in time	467,255	426,200	326,705
Goods and services transferred over time	1,232	1,175	1,638
Total	468,487	427,375	328,343

(iii) Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/22	31/12/21
Trade receivables	39,056	41,259
Contract liabilities	24,150	28,202

Reference should be made to note 15 “Trade receivables” and note 22 “Contract liabilities (non-current and current)” for details about such contract balances.

(iv) Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in the customer contract. The Group recognises revenue when it transfers control over a good or service to a customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for goods or services. The Group has generally concluded that it is the principal in its revenue arrangements, because it controls the goods or services before transferring them to the customer.

In determining the transaction price for its contracts with customers, the Group considers the effects of variable consideration and the existence of significant financing components.

The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The allocation of the transaction price to the Group’s performance obligations is performed using the relative stand-alone selling price method.

For detailed information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and related revenue recognition policies, see note 4(t).

The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2022 and 2021 is as follows:

	31/12/22	31/12/21
Sale of the license for Natuzzi trademarks
Within a year	383	383
More than a year	5,577	5,960
Total	5,960	6,343
Sale of Natuzzi Display System
Within a year	849	1,009
More than a year	1,200	1,169
Total	2,049	2,178
Sale of Service-Type Warranties
Within a year	157	199
More than a year	249	276
Total	406	475

(v) Variable considerations

If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Some contracts for the sale of furniture provide customers with volume discounts, which give rise to variable consideration.

In particular, the Group provides retrospective volume discounts to certain customers once the quantity of products purchased during the period exceeds a threshold specified in the contract. Discounts are offset against amounts payable by the customer. Accumulated experience is used to estimate and provide for the discounts, using the expected value method. A refund liability is recognised for expected volume discounts payable to customers in relation to sales made until the end of the reporting period.

(vi) Financing components

For information about financing components, reference should be made to note 4(t)(vi).

(vii) Warranty obligations

The Group typically provides warranties for general repairs of defects that existed at the time of sale, as required by law.

Customers who purchase the Group’s upholstered furniture and home furnishings accessories may require a service-type warranty. As disclosed in note 4(t)(v), the Group allocates a portion of the consideration received to the service-type warranty, based on the relative stand-alone selling price. The amount allocated to the service-type warranty is deferred, and is recognised as revenue over the time based on the validity period of such warranty.

These warranties are accounted for under IAS 37. Refer to the accounting policy on warranty provision in note 4(r).

(viii) Cost to obtain a contract

The Group pays sales commission to its agents for each contract that they obtain. For information about the accounting policy elected by the Group on sales commissions, reference should be made to note 4(x).

(ix) Fulfillment costs

The Group accounts for shipping and handling costs related to activities before the customer obtains control of the finished goods as fulfillment costs under the caption “Other assets” of the consolidated statement of financial position. For information about the accounting policy applied by the Group for shipping and handling costs, reference should be made to note 4(v).